Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000100075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000210967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000210964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030705
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030706
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000063063
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000063064
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000063060
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000063061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000030657
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000063057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000063058
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000100078
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000100083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000140956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000140957
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000088087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000088088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000100086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000100087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000075557
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000075558
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030620
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030711
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030713
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000112664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000063051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000063048
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000063050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030546
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030547
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030549
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030600
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030601
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000112668
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030726
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030551
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030552
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000119619
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030615
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030618
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030581
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030582
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000100071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030638
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000112671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000210971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000210968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030703
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030577
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030650
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030651
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030653
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000154912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000154913
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000030587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000100091
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Without Sales Load [Member] | C000100075
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%	3.05%		4.77%
Without Sales Load [Member] | C000210967
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	0.70%	1.94%
Without Sales Load [Member] | C000210964
Average Annual Return [Line Items]
Average Annual Return, Percent	7.77%	0.45%	1.71%
Without Sales Load [Member] | C000030705
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	9.89%		9.40%
Without Sales Load [Member] | C000030706
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%	9.59%		9.11%
Without Sales Load [Member] | C000063063
Average Annual Return [Line Items]
Average Annual Return, Percent	20.32%	9.62%		11.22%
Without Sales Load [Member] | C000063064
Average Annual Return [Line Items]
Average Annual Return, Percent	19.90%	9.30%		10.88%
Without Sales Load [Member] | C000063060
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%	7.60%		9.31%
Without Sales Load [Member] | C000063061
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%	7.26%		8.99%
Without Sales Load [Member] | C000030657
Average Annual Return [Line Items]
Average Annual Return, Percent	19.88%	13.02%		17.60%
Without Sales Load [Member] | C000063057
Average Annual Return [Line Items]
Average Annual Return, Percent	14.78%	6.01%		7.61%
Without Sales Load [Member] | C000063058
Average Annual Return [Line Items]
Average Annual Return, Percent	14.46%	5.71%		7.30%
Without Sales Load [Member] | C000100078
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%	3.54%		5.10%
Without Sales Load [Member] | C000030750
Average Annual Return [Line Items]
Average Annual Return, Percent	9.15%	4.94%		6.62%
Without Sales Load [Member] | C000030751
Average Annual Return [Line Items]
Average Annual Return, Percent	8.93%	4.68%		6.35%
Without Sales Load [Member] | C000030680
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	8.91%		10.97%
Without Sales Load [Member] | C000030681
Average Annual Return [Line Items]
Average Annual Return, Percent	17.06%	8.63%		10.70%
Without Sales Load [Member] | C000100083
Average Annual Return [Line Items]
Average Annual Return, Percent	11.95%	1.31%		5.83%
Without Sales Load [Member] | C000030660
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.92%)	6.70%		8.34%
Without Sales Load [Member] | C000030661
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.21%)	6.43%		8.07%
Without Sales Load [Member] | C000140956
Average Annual Return [Line Items]
Average Annual Return, Percent	36.73%	8.83%		8.65%
Without Sales Load [Member] | C000140957
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	8.54%		8.38%
Without Sales Load [Member] | C000088087
Average Annual Return [Line Items]
Average Annual Return, Percent	4.05%	5.01%		4.85%
Without Sales Load [Member] | C000088088
Average Annual Return [Line Items]
Average Annual Return, Percent	3.81%	4.75%		4.59%
Without Sales Load [Member] | C000100086
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	2.39%		2.48%
Without Sales Load [Member] | C000100087
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%	2.14%		2.23%
Without Sales Load [Member] | C000075557
Average Annual Return [Line Items]
Average Annual Return, Percent	16.64%	(0.44%)		(0.39%)
Without Sales Load [Member] | C000075558
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%	(0.69%)		(0.64%)
Without Sales Load [Member] | C000030760
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	12.30%		13.62%
Without Sales Load [Member] | C000030761
Average Annual Return [Line Items]
Average Annual Return, Percent	15.62%	12.01%		13.33%
Without Sales Load [Member] | C000030763
Average Annual Return [Line Items]
Average Annual Return, Percent	15.74%	12.14%		13.45%
Without Sales Load [Member] | C000030620
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%	4.30%		4.22%
Without Sales Load [Member] | C000030621
Average Annual Return [Line Items]
Average Annual Return, Percent	6.75%	4.03%		3.95%
Without Sales Load [Member] | C000030623
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%	4.15%		4.06%
Without Sales Load [Member] | C000030710
Average Annual Return [Line Items]
Average Annual Return, Percent	33.17%	6.72%		7.01%
Without Sales Load [Member] | C000030711
Average Annual Return [Line Items]
Average Annual Return, Percent	32.78%	6.46%		6.74%
Without Sales Load [Member] | C000030713
Average Annual Return [Line Items]
Average Annual Return, Percent	32.98%	6.56%		6.84%
Without Sales Load [Member] | C000112664
Average Annual Return [Line Items]
Average Annual Return, Percent	13.14%	3.77%		5.80%
Without Sales Load [Member] | C000030670
Average Annual Return [Line Items]
Average Annual Return, Percent	17.54%	15.43%		12.11%
Without Sales Load [Member] | C000030671
Average Annual Return [Line Items]
Average Annual Return, Percent	17.31%	15.15%		11.83%
Without Sales Load [Member] | C000063051
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	7.56%		11.28%
Without Sales Load [Member] | C000063048
Average Annual Return [Line Items]
Average Annual Return, Percent	15.60%	7.30%		11.00%
Without Sales Load [Member] | C000063050
Average Annual Return [Line Items]
Average Annual Return, Percent	15.71%	7.40%		11.12%
Without Sales Load [Member] | C000030546
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	(0.66%)		9.27%
Without Sales Load [Member] | C000030547
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%	(0.91%)		9.00%
Without Sales Load [Member] | C000030549
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%	(0.81%)		9.11%
Without Sales Load [Member] | C000030600
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	0.07%		2.28%
Without Sales Load [Member] | C000030601
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%	(0.19%)		2.02%
Without Sales Load [Member] | C000112668
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	3.68%		5.77%
Without Sales Load [Member] | C000030725
Average Annual Return [Line Items]
Average Annual Return, Percent	12.48%	9.93%		9.09%
Without Sales Load [Member] | C000030726
Average Annual Return [Line Items]
Average Annual Return, Percent	12.14%	9.65%		8.81%
Without Sales Load [Member] | C000030755
Average Annual Return [Line Items]
Average Annual Return, Percent	12.94%	6.52%		9.50%
Without Sales Load [Member] | C000030756
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	6.25%		9.22%
Without Sales Load [Member] | C000030551
Average Annual Return [Line Items]
Average Annual Return, Percent	15.21%	15.06%		14.19%
Without Sales Load [Member] | C000030552
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%	14.77%		13.91%
Without Sales Load [Member] | C000030554
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%	14.89%		14.02%
Without Sales Load [Member] | C000119619
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%	2.93%		5.31%
Without Sales Load [Member] | C000030615
Average Annual Return [Line Items]
Average Annual Return, Percent	22.72%	5.80%		7.83%
Without Sales Load [Member] | C000030616
Average Annual Return [Line Items]
Average Annual Return, Percent	22.41%	5.54%		7.57%
Without Sales Load [Member] | C000030618
Average Annual Return [Line Items]
Average Annual Return, Percent	22.54%	5.64%		7.68%
Without Sales Load [Member] | C000030581
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%	(5.58%)		14.29%
Without Sales Load [Member] | C000030582
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%	(5.83%)		14.00%
Without Sales Load [Member] | C000030584
Average Annual Return [Line Items]
Average Annual Return, Percent	13.32%	(5.73%)		14.11%
Without Sales Load [Member] | C000100071
Average Annual Return [Line Items]
Average Annual Return, Percent	19.84%	0.66%		5.01%
Without Sales Load [Member] | C000030630
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%	1.40%		3.35%
Without Sales Load [Member] | C000030631
Average Annual Return [Line Items]
Average Annual Return, Percent	7.74%	1.15%		3.09%
Without Sales Load [Member] | C000030633
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%	1.26%		3.19%
Without Sales Load [Member] | C000030635
Average Annual Return [Line Items]
Average Annual Return, Percent	9.21%	0.19%		2.55%
Without Sales Load [Member] | C000030636
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%	(0.07%)		2.30%
Without Sales Load [Member] | C000030638
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%	0.04%		2.41%
Without Sales Load [Member] | C000112671
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%	4.28%		5.28%
Without Sales Load [Member] | C000210971
Average Annual Return [Line Items]
Average Annual Return, Percent	34.45%	6.31%	7.49%
Without Sales Load [Member] | C000210968
Average Annual Return [Line Items]
Average Annual Return, Percent	34.14%	6.04%	7.23%
Without Sales Load [Member] | C000030695
Average Annual Return [Line Items]
Average Annual Return, Percent	17.09%	7.46%		8.13%
Without Sales Load [Member] | C000030696
Average Annual Return [Line Items]
Average Annual Return, Percent	16.78%	7.19%		7.85%
Without Sales Load [Member] | C000030698
Average Annual Return [Line Items]
Average Annual Return, Percent	16.93%	7.30%		7.96%
Without Sales Load [Member] | C000030700
Average Annual Return [Line Items]
Average Annual Return, Percent	19.53%	9.28%		9.58%
Without Sales Load [Member] | C000030701
Average Annual Return [Line Items]
Average Annual Return, Percent	19.23%	9.01%		9.31%
Without Sales Load [Member] | C000030703
Average Annual Return [Line Items]
Average Annual Return, Percent	19.29%	9.11%		9.41%
Without Sales Load [Member] | C000030576
Average Annual Return [Line Items]
Average Annual Return, Percent	12.32%	10.55%		10.36%
Without Sales Load [Member] | C000030577
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%	10.28%		10.09%
Without Sales Load [Member] | C000030579
Average Annual Return [Line Items]
Average Annual Return, Percent	12.16%	10.39%		10.20%
Without Sales Load [Member] | C000030650
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%	4.08%		10.05%
Without Sales Load [Member] | C000030651
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%	3.83%		9.77%
Without Sales Load [Member] | C000030653
Average Annual Return [Line Items]
Average Annual Return, Percent	3.62%	3.92%		9.88%
Without Sales Load [Member] | C000154912
Average Annual Return [Line Items]
Average Annual Return, Percent	7.55%	(0.52%)		2.07%
Without Sales Load [Member] | C000154913
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%	(0.82%)		1.79%
Without Sales Load [Member] | C000030586
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%	9.90%		9.86%
Without Sales Load [Member] | C000030587
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%	9.62%		9.58%
Without Sales Load [Member] | C000030589
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	9.74%		9.70%
Without Sales Load [Member] | C000100091
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%	(1.27%)		1.21%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $11,289
Average Annual Return, Percent	2.80%	0.79%	1.83%
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $11,289
Average Annual Return, Percent	2.80%	0.79%	1.83%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%		14.82%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index $12,721
Average Annual Return, Percent	7.58%	0.06%		2.44%
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index $12,721
Average Annual Return, Percent	7.58%	0.06%		2.44%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $22,432
Average Annual Return, Percent	32.39%	7.91%		8.41%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $22,432
Average Annual Return, Percent	32.39%	7.91%		8.41%
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index $12,721
Average Annual Return, Percent	7.58%	0.06%		2.44%
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index $12,721
Average Annual Return, Percent	7.58%	0.06%		2.44%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,895
Average Annual Return, Percent	2.80%	0.79%		2.58%
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,895
Average Annual Return, Percent	2.80%	0.79%		2.58%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%		14.82%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%		14.82%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%		14.82%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $21,959
Average Annual Return, Percent	31.22%	8.92%		8.18%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $21,959
Average Annual Return, Percent	31.22%	8.92%		8.18%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $21,959
Average Annual Return, Percent	31.22%	8.92%		8.18%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $21,959
Average Annual Return, Percent	31.22%	8.92%		8.18%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $21,959
Average Annual Return, Percent	31.22%	8.92%		8.18%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $21,959
Average Annual Return, Percent	31.22%	8.92%		8.18%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index $15,349
Average Annual Return, Percent	33.57%	4.20%	6.63%
Brighthouse Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index $15,349
Average Annual Return, Percent	33.57%	4.20%	6.63%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%		11.72%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%		14.29%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%		7.32%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $25,421
Average Annual Return, Percent	11.05%	9.83%		9.78%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $25,421
Average Annual Return, Percent	11.05%	9.83%		9.78%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index $24,436
Average Annual Return, Percent	16.72%	7.64%		9.35%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index $24,436
Average Annual Return, Percent	16.72%	7.64%		9.35%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%		7.32%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%		7.32%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%		7.32%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%		7.32%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%		7.32%
Brighthouse Index: Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $18,806
Average Annual Return, Percent	8.62%	4.50%		6.52%
Brighthouse Index: Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $18,806
Average Annual Return, Percent	8.62%	4.50%		6.52%
Brighthouse Index: Dow Jones Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Aggressive Portfolio Index $29,495
Average Annual Return, Percent	20.09%	10.07%		11.42%
Brighthouse Index: Dow Jones Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Aggressive Portfolio Index $29,495
Average Annual Return, Percent	20.09%	10.07%		11.42%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%		7.32%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $24,256
Average Annual Return, Percent	12.59%	8.88%		9.27%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $24,256
Average Annual Return, Percent	12.59%	8.88%		9.27%
Brighthouse Index: Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $17,617
Average Annual Return, Percent	5.90%	6.42%		5.83%
Brighthouse Index: Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $17,617
Average Annual Return, Percent	5.90%	6.42%		5.83%
Brighthouse Index: Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Bond Index $12,297
Average Annual Return, Percent	5.35%	1.97%		2.09%
Brighthouse Index: Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Bond Index $12,297
Average Annual Return, Percent	5.35%	1.97%		2.09%
Brighthouse Index: FTSE World Government Bond Index ex-U.S.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index ex-U.S. $9,844
Average Annual Return, Percent	8.47%	(5.21%)		(0.16%)
Brighthouse Index: FTSE World Government Bond Index ex-U.S.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index ex-U.S. $9,844
Average Annual Return, Percent	8.47%	(5.21%)		(0.16%)
Brighthouse Index: FTSE EPRA /NAREIT Developed Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA /NAREIT Developed Index $13,770
Average Annual Return, Percent	9.58%	2.76%		3.25%
Brighthouse Index: FTSE EPRA /NAREIT Developed Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA /NAREIT Developed Index $13,770
Average Annual Return, Percent	9.58%	2.76%		3.25%
Brighthouse Index: FTSE EPRA /NAREIT Developed Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA /NAREIT Developed Index $13,770
Average Annual Return, Percent	9.58%	2.76%		3.25%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%		7.32%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $27,213
Average Annual Return, Percent	15.91%	11.33%		10.53%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $27,213
Average Annual Return, Percent	15.91%	11.33%		10.53%
Brighthouse Index: MSCI All Country World Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth Index $37,047
Average Annual Return, Percent	22.44%	11.12%		13.99%
Brighthouse Index: MSCI All Country World Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth Index $37,047
Average Annual Return, Percent	22.44%	11.12%		13.99%
Brighthouse Index: MSCI All Country World Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth Index $37,047
Average Annual Return, Percent	22.44%	11.12%		13.99%
Brighthouse Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $24,949
Average Annual Return, Percent	13.01%	3.18%		9.57%
Brighthouse Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $24,949
Average Annual Return, Percent	13.01%	3.18%		9.57%
Brighthouse Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $24,949
Average Annual Return, Percent	13.01%	3.18%		9.57%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%		7.32%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $24,256
Average Annual Return, Percent	12.59%	8.88%		9.27%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $24,256
Average Annual Return, Percent	12.59%	8.88%		9.27%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: FTSE World Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index $10,550
Average Annual Return, Percent	7.55%	(3.53%)		0.54%
Brighthouse Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index $31,532
Average Annual Return, Percent	21.09%	12.15%		12.17%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: FTSE World Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index $10,550
Average Annual Return, Percent	7.55%	(3.53%)		0.54%
Brighthouse Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index $31,532
Average Annual Return, Percent	21.09%	12.15%		12.17%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $52,906
Average Annual Return, Percent	18.56%	15.32%		18.13%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $52,906
Average Annual Return, Percent	18.56%	15.32%		18.13%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $52,906
Average Annual Return, Percent	18.56%	15.32%		18.13%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%		7.32%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $22,432
Average Annual Return, Percent	32.39%	7.91%		8.41%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $22,432
Average Annual Return, Percent	32.39%	7.91%		8.41%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $22,432
Average Annual Return, Percent	32.39%	7.91%		8.41%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $32,448
Average Annual Return, Percent	8.66%	6.65%		12.49%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $32,448
Average Annual Return, Percent	8.66%	6.65%		12.49%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $32,448
Average Annual Return, Percent	8.66%	6.65%		12.49%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%		7.32%
Brighthouse Index: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index $13,550
Average Annual Return, Percent	7.01%	1.12%		3.09%
Brighthouse Index: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index $13,550
Average Annual Return, Percent	7.01%	1.12%		3.09%
Brighthouse Index: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index $13,550
Average Annual Return, Percent	7.01%	1.12%		3.09%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%		7.32%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $27,213
Average Annual Return, Percent	15.91%	11.33%		10.53%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $27,213
Average Annual Return, Percent	15.91%	11.33%		10.53%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $27,213
Average Annual Return, Percent	15.91%	11.33%		10.53%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $32,448
Average Annual Return, Percent	8.66%	6.65%		12.49%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $32,448
Average Annual Return, Percent	8.66%	6.65%		12.49%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $32,448
Average Annual Return, Percent	8.66%	6.65%		12.49%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $25,421
Average Annual Return, Percent	11.05%	9.83%		9.78%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $25,421
Average Annual Return, Percent	11.05%	9.83%		9.78%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $25,421
Average Annual Return, Percent	11.05%	9.83%		9.78%
Brighthouse Index: Bloomberg U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index $11,473
Average Annual Return, Percent	6.31%	(0.94%)		1.38%